Results of operation (Tables)	9 Months Ended
Sep. 30, 2022
Results of operation
Schedule of information about cost of goods sold

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Purchases of goods and services	151	143	933	231
Inventory movement	(88)	(61)	(248)	(33)
Total cost of goods sold	63	82	685	198

Schedule of information about operating expenses

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	23,177	(11,891)	11,286
Selling, general and administrative expenses	13,492	—	13,492
Other income and expenses	(354)	117	(237)
For the nine months ended September 30, 2022	36,315	(11,774)	24,541

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	16,726	(7,717)	9,009
Selling, general and administrative expenses	10,775	—	10,775
Other income and expenses	(224)	498	274
For the nine months ended September 30, 2021	27,277	(7,219)	20,058

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	8,360	(4,139)	4,221
Selling, general and administrative expenses	4,763	—	4,763
Other income and expenses	(102)	15	(87)
For the three months ended September 30, 2022	13,021	(4,124)	8,897

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	period
Research and development	7,131	(3,614)	3,517
Selling, general and administrative expenses	4,496	—	4,496
Other income and expenses	57	121	178
For the three months ended September 30, 2021	11,684	(3,493)	8,191

Schedule of information about research and development expenses

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Staff costs	2,592	2,240	7,682	5,367
Consulting and contractors' fees	802	2,481	2,107	3,150
Q&A regulatory	77	90	203	453
IP costs	131	143	353	934
Depreciation and amortization expense	320	239	816	694
Travel	327	253	655	298
Manufacturing and outsourced development	1,424	467	3,765	2,143
Clinical studies	2,325	1,118	6,577	2,826
Other expenses	362	100	1,019	861
Capitalized costs	(4,139)	(3,614)	(11,891)	(7,717)
Total research and development expenses	4,221	3,517	11,286	9,009

Schedule of detailed information about selling, general and administrative expenses

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Staff costs	2,055	1,336	5,384	2,598
Consulting and contractors' fees	928	1,485	3,032	5,189
Legal fees	145	1	560	133
Rent	245	71	447	196
Depreciation and amortization expense	179	166	619	517
ICT	109	83	361	249
Travel	367	150	914	196
Insurance fees	404	523	1,239	523
Other	331	681	936	1,174
Total selling, general and administrative expenses	4,763	4,496	13,492	10,775

Schedule of detailed information about other operating expenses

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Recoverable cash advances
Initial measurement and re-measurement	50	(100)	77	(253)
R&D incentives (Australia)	55	136	192	572
Capitalization of R&D incentive	(15)	(121)	(117)	(498)
Other income/(expenses)	(3)	(93)	85	(95)
Total Other Operating Income/(Expenses)	87	(178)	237	(274)